Goodwill Rollforward (Parenthetical) (Detail) - USD ($) $ in Millions	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Deferred income tax liabilities	$ 2,333.8	$ 2,616.8
Safeway
Deferred income tax liabilities			$ 13.5